Mortgage Servicing Rights Measured using Amortization Method with Aggregate Activity in Related Valuation Allowances (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2008
Mortgage Servicing Rights [Line Items]
Balance, beginning of year	$ 871,524	$ 961,316
Additions	219,975	137,206
Amortization	(297,784)	(226,998)
Balance at end of year	793,715	871,524
Balance at beginning of year	173,791	163,989	428,030
Additions due to decreases in market value		58,818
Reduction due to increases in market value
Reduction due to payoff of loans	(44,512)	(49,016)
Balances at end of year	129,279	173,791	428,030
Mortgage servicing assets, net	664,436	697,733
Fair value as of the beginning of the period	758,175	1,012,722
Fair value as of the end of the period	$ 765,029	$ 758,175